41 Condensed Unconsolidated Financial Information of Companhia Paranaense de Energia - Copel (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operational expenses / income
General and administrative expenses		R$ (734,300)	R$ (723,534)	R$ (685,675)
Other operational income (expenses)		(458,815)	(302,690)	(464,316)
Equity in earnings of investees		106,757	135,888	101,739
Total operational expenses / income		(1,293,417)	(1,039,045)	(1,217,302)
PROFIT BEFORE FINANCIAL RESULTS AND TAXES		3,190,681	2,394,047	2,141,381
Financial results
Financial income		750,241	813,915	699,310
Financial expenses		(1,238,727)	(1,251,965)	(1,447,750)
Total financial results		(488,486)	(438,050)	(748,440)
OPERATING PROFIT		2,702,195	1,955,997	1,392,941
INCOME TAX AND SOCIAL CONTRIBUTION
Current		(433,555)	(580,065)	(379,943)
Deferred		(205,771)	68,072	105,257
INCOME TAX AND SOCIAL CONTRIBUTION		(639,326)	(511,993)	(274,686)
NET INCOME	R$ 2,070,551	2,062,869	1,444,004	1,118,255
Companhia Paranaense de Energia - Copel [Member]
Operational expenses / income
General and administrative expenses		(59,907)	(67,292)	(59,601)
Other operational income (expenses)		1,244	11,696	(68,788)
Equity in earnings of investees		2,089,308	1,356,375	1,291,434
Total operational expenses / income		2,030,645	1,300,779	1,163,045
PROFIT BEFORE FINANCIAL RESULTS AND TAXES		2,030,645	1,300,779	1,163,045
Financial results
Financial income		209,679	301,729	181,312
Financial expenses		(235,033)	(238,355)	(327,855)
Total financial results		(25,354)	63,374	(146,543)
OPERATING PROFIT		2,005,291	1,364,153	1,016,502
INCOME TAX AND SOCIAL CONTRIBUTION
Current		(21,195)	(2,083)	(36,803)
Deferred		5,850	44,993	53,927
INCOME TAX AND SOCIAL CONTRIBUTION		(15,345)	42,910	17,124
NET INCOME		R$ 1,989,946	R$ 1,407,063	R$ 1,033,626
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares		R$ 6.94344	R$ 4.91091	R$ 3.60754
Class "A" Preferred [Member] | Companhia Paranaense de Energia - Copel [Member]
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares		9.11525	5.40201	3.96830
Class "B" Preferred | Companhia Paranaense de Energia - Copel [Member]
BASIC AND DILUTED NET EARNING PER SHARE ATTRIBUTED TO PARENT COMPANY SHAREHOLDERS - EXPRESSED IN BRAZILIAN REAIS
Ordinary shares		R$ 7.63812	R$ 5.40201	R$ 3.9683